Organization and Summary of Significant Accounting Policies (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Depreciation Expense	$ 8,716	$ 8,168	$ 7,391